Other Operating Income and Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Operating Income and Expense
Visa debit card income	$ 4,717	$ 4,901	$ 5,045
Bank owned life insurance income	432	458	397
Other	3,054	2,390	2,197
Miscellaneous non-interest income	8,203	7,749	7,639
ATM expense	565	629	619
Data processing	758	777	643
Deposit program expense	362	348	415
Dues and subscriptions	698	628	588
Internet banking expense	996	949	768
Office supplies	482	532	374
Telephone	664	691	730
Other	4,992	3,741	3,737
Other	$ 9,517	$ 8,295	$ 7,874